10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-05 | Fidelity® Treasury Money Market Fund
Fund Summary Fund/Class: Fidelity® Treasury Money Market Fund/Capital Reserves
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-05 Fidelity® Treasury Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-05 Fidelity® Treasury Money Market Fund Fidelity Treasury Money Market Fund-Capital Reserves Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	0.97%
Fee waiver and/or expense reimbursement	0.02%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Capital Reserves Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.95%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Treasury Money Market Fund}	10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-05 Fidelity® Treasury Money Market Fund Fidelity Treasury Money Market Fund-Capital Reserves Class USD ($)
1 year	$ 97
3 years	305
5 years	532
10 years	$ 1,186

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.11%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2009
Year-to-Date Return	0.01%	September 30, 2016

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Fidelity® Treasury Money Market Fund}	Past 1 year	Past 5 years	Past 10 years
10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-05 | Fidelity® Treasury Money Market Fund | Fidelity Treasury Money Market Fund-Capital Reserves Class | Return Before Taxes	0.01%	0.01%	0.92%